Debt Securities Issued (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Debt Instruments Issued [Line Items]
Interest Accrued		$ 131,183	$ 395,381
DEBT SECURITIES ISSUED		191,183	979,760
Total Principal
Disclosure Of Debt Instruments Issued [Line Items]
Debt Securities Gross		$ 60,000	584,379
Class 8 Volkswagen Financial Services [member]
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Sep. 30, 2020
Nominal Value		$ 5,158
Maturity Date		Mar. 30, 2023
Annual Nominal Rate	[1]	Tasa UVA (class 8 )
Debt Securities Gross		$ 60,000	$ 584,379

[1]	UVA: It is a unit of measure that is updated daily acco rd ing to the Reference Stabilization Coefficient (CER), based on the consumer price index.